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                                  March 2, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Meehan Mutual Funds, Inc.
               File Nos. 333-86655 and 811-9575
               --------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 ("PEA No. 6") to its Registration Statement on Form N-1A and that PEA No. 6 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 778-9044.

                                       Very truly yours,

                                       /s/ David Joire

                                       David Joire



cc:  Thomas P. Meehan
         Meehan Mutual Funds, Inc.